Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41401
Entity Registrant Name	Prenetics Global Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 703-706, K11 Atelier
Entity Address, Address Line Two	728 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0015 per share
Trading Symbol	PRE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	16,874,089
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001876431
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PRENW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Unit 703-706, K11 Atelier
Entity Address, Address Line Two	728 King’s Road
Entity Address, City or Town	Quarry Bay
Entity Address, Country	HK
Contact Personnel Name	Stephen HC Lo, Chief Financial Officer
City Area Code	852
Local Phone Number	2210-9588